Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Predecessor [Member] Common Stock [Member]	Predecessor [Member] Additional Paid-in Capital [Member]	Predecessor [Member] Retained Earnings [Member]	Predecessor [Member] Total Stockholders' Equity [Member]	Successor [Member] Common Stock [Member]	Successor [Member] Additional Paid-in Capital [Member]	Successor [Member] Retained Earnings [Member]	Successor [Member] Total Stockholders' Equity [Member]
Balance at Mar. 31, 2016	$ 1	$ 31,200	$ 15,762	$ 46,963
Balance, shares at Mar. 31, 2016	1
Issued shares of common stock	$ 200,000			200,000	$ 3,000,000			$ 3,000,000
Issued shares of common stock, shares	200,000				300,000,000
Stockholder contributions		16,680		16,680
Cancellation of Predecessor equity					$ (200,001)	$ (47,880)	(67,920)	(315,801)
Cancellation of Predecessor equity, shares					(200,001)
Net income loss			52,158	52,158			(27,103)	(27,103)
Balance at Jan. 11, 2017	$ 200,001	$ 47,880	$ 67,920	$ 315,801	$ 3,000,000		(27,103)	2,972,897
Balance, shares at Jan. 11, 2017	200,001				300,000,000
Issued shares of common stock					$ 1,000,000			1,000,000
Issued shares of common stock, shares					100,000,000
Net income loss							304,219	304,219
Balance at Mar. 31, 2017					$ 4,000,000		277,116	4,277,116
Balance, shares at Mar. 31, 2017					400,000,000
Issued shares of common stock					$ 2,236,000			2,236,000
Issued shares of common stock, shares					223,600,000
Net income loss							806,626	806,626
Balance at Mar. 31, 2018					$ 6,236,000		1,083,742	7,319,742
Balance, shares at Mar. 31, 2018					623,600,000
Shares for compensation						25,614		25,614
Net income loss							64,282	64,282
Balance at Mar. 31, 2019					$ 6,236,000	$ 25,614	$ 1,148,024	$ 7,409,638
Balance, shares at Mar. 31, 2019					623,600,000